Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt Maturities) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Debt Disclosure [Abstract]
2014	$ 5,587
2015	3,753
2016	4,562
2017	1,127
2018	1,128
Thereafter	27,824
Long-term debt, including amounts due within one year	$ 43,981	$ 46,045